Pro-Blend(R) Maximum Term Series
Pro-Blend® Maximum Term Series Summary Section
Investment Goal
The Series’ objective is to provide long-term growth of capital.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Pro-Blend(R) Maximum Term Series - USD ($)	CLASS S	CLASS I	CLASS R	CLASS R2
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pro-Blend(R) Maximum Term Series		CLASS S	CLASS I	CLASS R	CLASS R2
Management Fees		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		none	none	0.50%	1.00%
Other Expenses		0.33%	0.08%	0.08%	0.08%
Shareholder Services Fee		0.25%	none	none	none
Remainder of Other Expenses		0.08%	0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses (AFFE)		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.09%	0.84%	1.34%	1.84%
[1]	The total annual fund operating expenses in this fee table may not correlate to the expense ratio in the financial highlights in this prospectus (and in the Series’ financial statements) because the financial highlights include only the Series’ direct operating expenses and do not include fees and expenses incurred indirectly by the Series through its investments in other investment companies.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Pro-Blend(R) Maximum Term Series - USD ($)	CLASS S	CLASS I	CLASS R	CLASS R2
1 Year	$ 111	$ 86	$ 136	$ 187
3 Years	347	268	425	579
5 Years	601	466	734	995
10 Years	$ 1,329	$ 1,037	$ 1,613	$ 2,159

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series. During the most recent fiscal year, the portfolio turnover rate of the Series was 49% of the average value of its portfolio.
Principal Investment Strategies
The Advisor seeks to generate the high level of long-term capital growth typically associated with a long-term investment in the general stock market.

The Series invests primarily in common stocks, but may invest to a lesser extent in fixed income securities of any maturity. The Series may invest in U.S. and foreign stocks, including those in emerging markets, American Depository Receipts (ADRs), and derivatives instruments (as described below). The Series may invest in stocks of small-, large-, or mid-size companies. In the fixed income portion of the portfolio, the Advisor invests primarily in investment grade securities and typically focuses on fixed income securities with maturities of 7 to 20 years, but may invest in securities of any maturity. There are no prescribed limits on the sector allocations of the Series’ investments and, from time to time, the Series may focus its investments in one or more sectors.

When the Advisor wishes to purchase or sell a security at a specified price, it may seek to generate additional gains for the Series by writing (selling) options on the underlying security.

In addition, the Series may buy and sell various types of futures contracts, including contracts based on fixed income securities, interest rates, and currencies, to seek to enhance returns, manage duration, hedge interest rate risk, and reduce volatility.

The word “Term” in the Series’ name describes the investment horizon of those investors who may want to consider investing in the Series and does not reflect the Series’ maturity restrictions with respect to its investments in fixed income securities.
Principal Risks of Investing in the Series
Management risk — The value of your investment may decline if the Advisor’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

Market risk — Because the Series invests in both stocks and bonds, the value of your investment will fluctuate in response to stock market movements and changes in interest rates. This means that you could lose money on your investment in the Series or the Series could underperform if any of the following occurs:
  U.S. and/or foreign stock or bond markets decline.
  An adverse event, such as an unfavorable earnings report, depresses the value of one or more of the Series’ portfolio holdings.
  The issuer of a bond owned by the Series defaults on its obligation to pay principal and/or interest or has its credit rating downgraded.
  Interest rates rise, credit spreads widen, and/or repayment spreads widen. These events alone or in combination can cause bond prices to fall and reduce the value of the Series’ portfolio. Longer-term bonds will experience greater fluctuations than shorter-term bonds given their greater sensitivity to interest rate changes.
  Market volatility and/or prepayment spreads change to such a degree that prepayment uncertainty/risks are reassessed; the greater the uncertainty/risk, the wider the requisite prepayment spread.
Current market conditions may pose heightened risks for the Series. While interest rates in the U.S. are at, or near, historic lows, recent changes in government policy, including the Federal Reserve ending its quantitative easing program and raising the federal funds rate, have increased the risk that interest rates will rise in the near future. A rise in interest rates may, in turn, increase volatility and reduce liquidity in the fixed income markets, and result in a decline in the value of the fixed income investments held by the Series. In addition, reductions in dealer market-making capacity as a result of structural or regulatory changes could further decrease liquidity and/or increase volatility in the fixed income markets. As a result of these conditions, the Series value may fluctuate and/or the Series may experience increased redemptions from shareholders, which may impact the Series’ liquidity or force the Series to sell securities into a declining or illiquid market.

Foreign securities risk — Because the Series may invest in securities of foreign issuers, the Series is subject to additional risks. These include risks of adverse changes in foreign economic, political, regulatory and other conditions. The prices of foreign common stocks may, at times, move in a different direction than the prices of U.S. stocks. In addition, investments in emerging market countries may be more volatile than investments in more developed countries. The Series’ investments may be denominated in the currencies of the countries in which they are located; therefore, the value of the Series may be affected by changes in exchange rates between those foreign currencies and the U.S. dollar.

Small- and mid-cap risk — The Series may also have special risks due to its investments in stocks of small- and mid-size companies. These risks include the following:
  The stocks of small- and mid-size companies may be subject to more abrupt or erratic market movements than the stocks of larger companies.
  The stocks of small- and mid-size companies may be subject to liquidity risk because such stocks may have lower trading volume and be less marketable than the stocks of larger companies. Liquidity risk is further described below.
  Small- and mid-size companies may have limited product lines, markets, or financial resources, and they may depend on a small management group. As a result, they fail more often than larger companies.
Options and futures risk — The Series is subject to the following risks due to its ability to invest in options and futures:
  Options and futures, like all derivatives, can be extremely sensitive to changes in the market value of the underlying investment, and changes in the value of an option or futures contract may not correlate perfectly with the underlying investment.
  The Series may not be able to receive amounts payable to it under its options and futures contracts as quickly as it may be able to sell or otherwise obtain payments from other investments, so the Series’ investments in such contracts may not be as liquid as the Series’ other investments.
Sector focus risk — Because the Series' investments may, from time to time, be more heavily invested in a particular sector or sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Series' share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Liquidity risk — The Series is subject to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Series would like. The Series may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on the Series’ management or performance.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals in the Series may impact the Series’ liquidity and net asset value (NAV). These redemptions may also force the Series to sell securities, which may cause the Series to experience a loss (particularly during periods of declining or illiquid markets), as well as cause the Series’ portfolio turnover rate and transaction costs to rise, which may negatively affect the Series’ performance and increase the likelihood of capital gain distributions for remaining shareholders.

The risks above could contribute to a decline in the value of the Series’ investments and, consequently, the share price of the Series.
Summary of Past Performance
The bar chart and average annual total return table provide some indication of the risks of investing in the Series. The bar chart shows the variability in the performance of the Series by showing changes in the performance of the Class S shares of the Series for each of the last ten calendar years. The total return table shows how the average annual total returns for the Series for different periods compare to those of a broad-based securities index and a 65/20/15 Blended Index, 65% of which is the Russell 3000® Index, 20% of which is the MSCI ACWI ex USA Index, and 15% of which is the Bloomberg Barclays U.S. Aggregate Bond Index. The 65/20/15 Blended Index is provided because it better reflects the asset allocation of the Series as compared with the broad-based index. Because the Series’ asset allocation will vary over time, the composition of the Series’ portfolio may not match the composition of the comparative indices’ portfolios. Past performance (both before and after taxes) does not necessarily indicate how the Series will perform in the future. Quarterly updated performance information of the Series is available at www.manning-napier.com.
Calendar Years Ended December 31

Quarterly Returns Highest (quarter ended 6/30/2009): 18.69% Lowest (quarter ended 12/31/2008): (23.94)%
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2016
Average Annual Total Returns - Pro-Blend(R) Maximum Term Series	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class S Shares	4.56%	8.91%	4.23%	8.44%	Nov. 01, 1995
Class S Shares | Return After Taxes on Distributions	4.05%	7.49%	3.26%	6.82%	Nov. 01, 1995
Class S Shares | Return After Taxes on Distributions and Sale of Series Shares	3.00%	6.83%	3.21%	6.49%	Nov. 01, 1995
Class I Shares	4.77%	9.16%	4.45%	8.55%	Mar. 28, 2008
Class R Shares	4.29%	8.63%	3.98%	8.23%	Jun. 30, 2010
Class R2 Shares	3.79%	8.09%	3.46%	7.69%	Jan. 04, 2010
Russell 3000® Index (reflect no deduction for fees, expenses, or taxes)	12.74%	14.67%	7.07%	8.69%	Nov. 01, 1995
65/20/15 Blended Index (reflect no deduction for fees, expenses, or taxes)	9.65%	10.89%	5.67%	7.63%	Nov. 01, 1995

Performance numbers for the Series and the indices are calculated from November 1, 1995, the inception date of the Series’ Class S Shares. The Series’ Class I Shares, Class R Shares and Class R2 Shares commenced operations on March 28, 2008, June 30, 2010 and January 4, 2010, respectively, and all returns shown for each such class include the returns of the Series’ Class S Shares (adjusted to reflect the higher class-related expenses of the class, where applicable) for periods prior to its inception date. Except for differences in returns resulting from differences in expenses, the classes would have substantially similar returns because each class invests in the same portfolio of securities.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The after-tax figures are shown for one share class only, and would be different for the other share classes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Series shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.